FAIR VALUE MEASUREMENTS - Changes in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value	$ (4,158)	$ 0
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Assumed in business combination at fair value	4,496
Changes in fair value	(4,158)
Ending balance	$ 338	$ 0